Acquisitions - Summary of Final Allocation of Consideration to Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 07, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchase Price Allocation:
Equity consideration		$ 0	$ 928,884	$ 0
Fair value of assets acquired and liabilities assumed:
Goodwill		$ 6,810,012	$ 6,830,499	$ 3,958,881
IGT
Purchase Price Allocation:
Cash consideration	$ 3,616,410
Equity consideration	928,884
Total purchase price	4,545,294
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	374,995
Restricted cash	56,656
Trade and other receivables	237,488
Inventories	95,562
Other current assets	361,003
Systems, equipment and other assets related to contracts	126,524
Property, plant and equipment	336,044
Intangible assets	2,960,000
Other non-current assets	628,620
Deferred income tax assets	246,953
Accounts payable	(75,814)
Other current liabilities	(379,968)
Long-term debt, less current portion	(1,937,942)
Deferred income tax liabilities	(1,069,833)
Other non-current liabilities	(360,335)
Fair value of assets acquired and liabilities assumed, net	1,599,953
Goodwill	$ 2,945,341